Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
23.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets (in thousands)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	24,500	36,526	5,296
Short-term investments	700,052	20,894	3,029
Amounts due from subsidiaries	8,496	267,947	38,848
Other current assets	1,723	854	124
Total current assets	734,771	326,221	47,297
TOTAL ASSETS	734,771	326,221	47,297
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	4,133	16,044	2,326
Amounts due to subsidiaries	2,569	—	—
Total current liabilities	6,702	16,044	2,326

TOTAL LIABILITIES	6,702	16,044	2,326
Shareholders’ equity
Class A ordinary shares (US$0.000002 par value per share; 20,000,000,000 and 20,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 299,797,728 and 299,797,728 shares issued as of December 31, 2021 and 2022, 270,054,584 and 269,942,489 shares outstanding as of December 31, 2021 and 2022, respectively)	3	3	1
Class B ordinary shares (US$0.000002 par value per share; 2,500,000,000 and 2,500,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 54,543,800 and 54,543,800 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Additional paid-in capital	13,685,062	13,922,811	2,018,618
Treasury stock	(7,042)	(20,666)	(2,997)
Accumulated deficit	(12,765,713)	(13,580,086)	(1,968,928)
Accumulated other comprehensive loss	(184,242)	(11,886)	(1,723)
TOTAL SHAREHOLDERS’ EQUITY	728,069	310,177	44,971
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	734,771	326,221	47,297

23.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive loss (in thousands)

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(142,186)	(271,436)	(578,473)	(83,871)
Total operating expenses	(142,186)	(271,436)	(578,473)	(83,871)
Loss from operations	(142,186)	(271,436)	(578,473)	(83,871)
Interest income	7,699	8,611	1,670	242
Interest expenses	(21,334)	—	—	—
Other expenses	(29,141)	—	—	—
Changes in fair value of warrant liabilities	11,450	(44,457)	—	—
Share of losses in subsidiaries	(3,003,402)	(6,121,777)	(237,570)	(34,444)
Net loss.	(3,176,914)	(6,429,059)	(814,373)	(118,073)
Accretions of redeemable convertible preferred shares	(320,301)	(288,380)	—	—
Net loss attributable to ordinary shareholders	(3,497,215)	(6,717,439)	(814,373)	(118,073)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(53,370)	(161,281)	172,356	24,989
Comprehensive loss.	(3,230,284)	(6,590,340)	(642,017)	(93,084)
Accretions of redeemable convertible preferred shares	(320,301)	(288,380)	—	—
Comprehensive loss attributable to ordinary shareholders.	(3,550,585)	(6,878,720)	(642,017)	(93,084)

Condensed statements of cash flows (in thousands)

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	7,564	(4,066)	(29,541)	(4,284)
Net cash (used in)/generated from investing activities	(1,957,689)	(7,713,202)	43,166	6,259
Net cash generated from/(used in) financing activities	2,281,673	7,215,688	(16,674)	(2,417)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(41,844)	(25,625)	15,075	2,186
Net increase/(decrease) in cash and cash equivalents	289,704	(527,205)	12,026	1,744
Cash and cash equivalents at beginning of the year	262,001	551,705	24,500	3,552
Cash and cash equivalents at end of the year.	551,705	24,500	36,526	5,296

(a)
Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ losses as “Share of losses in subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries cumulative losses were reduced to nil and the carrying amount of “Amounts due from subsidiaries” was further adjusted as of December 31, 2021 and 2022.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of December 31, 2021 and 2022.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.